Profit from Operations - Summary Costs of Integrating Acquired Businesses into Existing Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense By Nature [Abstract]
Employee benefit costs	£ 91	£ 364	£ 176
Depreciation, amortisation and impairment costs	151	63	48
Other operating expenses	166	145	145
Other operating income		(7)	(6)
Business combination integration cost	£ 408	£ 565	£ 363